PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Mar. 31, 2020
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	Freehold land US$	Plant and equipment US$	Right-of-use assets US$	Total US$
Carrying amount at July 1, 2019	-	26,195	-	26,195
Effect of adoption of IFRS 16	-	-	222,116	222,116
Carrying amount at July 1, 2019 (adjusted)	-	26,195	222,116	248,311
Additions	687,000	12,455	116,400	815,855
De-recognition of right-of-use assets[1]	-	-	(210,230)	(210,230)
Depreciation and amortization	-	(9,264)	(63,117)	(72,381)
Carrying amount at March 31, 2020	687,000	29,386	65,169	781,555
- at cost	687,000	48,880	89,608	825,488
- accumulated depreciation and amortization	-	(19,494)	(24,439)	(43,933)

Carrying amount at July 1, 2018	-	3,982	-	3,982
Additions	-	31,025	-	31,025
Depreciation and amortization	-	(8,812)	-	(8,812)
Carrying amount at June 30, 2019	-	26,195	-	26,195
- at cost	-	36,426	-	36,426
- accumulated depreciation and amortization	-	(10,231)	-	(10,231)

Notes: